Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
(Loss) / Income before income tax	$ 24,804	$ 11,857
Statutory rate	21.00%	21.00%
Expected income tax recovery	$ 5,000	$ 2,000
Permanent difference	5,000	12,000
Effect of change in tax rate		183,000
Change in valuation allowance		173,000
Income tax recovery